Commitments and Contingencies - 10-Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Future minimum lease payments
The Company leases office space and office equipment under operating leases, which expire at various times through February 2016. Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $186,000 and $37,000 for the three months ended June 30, 2011 and 2012, respectively.  Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $376,000 and $87,000 for the six months ended June 30, 2011 and 2012, respectively. The following table summarizes future minimum lease payments as of June 30, 2012 (in thousands):

2012	$498
2013	1,016
2014	1,040
2015	1,063
2016	276
Total minimum lease payments	$3,893

The following table summarizes future minimum lease payments as of December 31, 2011 (in thousands):

2012	$992
2013	1,016
2014	1,040
2015	1,063
2016	276
Total minimum lease payments (1)	$4,387

(1)	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.